Pension and other post-retirement benefits - Benefit Obligations in Excess of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 504,403	$ 439,458
Fair value of plan assets	407,074	339,099
Projected benefit obligation	564,971	476,791
Fair value of plan assets	407,074	339,099
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	202,422	163,375
Fair value of plan assets	133,711	107,430
Projected benefit obligation	202,422	163,375
Fair value of plan assets	$ 133,711	$ 107,430